UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08297

                             Oppenheimer MidCap Fund
                             -----------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: OCTOBER 31

                      Date of reporting period: 07/31/2007

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer MidCap Fund

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                          SHARES            VALUE
--------------------------------------------------------------------------------------------------
COMMON STOCKS--99.6%
--------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--13.1%
--------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.9%
ITT Educational Services, Inc. 1                                          92,600   $    9,784,116
--------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.0%
Las Vegas Sands Corp. 1                                                  238,900       20,844,025
--------------------------------------------------------------------------------------------------
MEDIA--1.1%
Focus Media Holding Ltd., ADR 1                                          266,800       11,021,508
--------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--6.6%
Abercrombie & Fitch Co., Cl. A                                            76,900        5,375,310
--------------------------------------------------------------------------------------------------
GameStop Corp., Cl. A 1                                                  235,800        9,514,530
--------------------------------------------------------------------------------------------------
O'Reilly Automotive, Inc. 1                                              758,800       25,275,628
--------------------------------------------------------------------------------------------------
Tiffany & Co.                                                            491,800       23,729,350
--------------------------------------------------------------------------------------------------
Tractor Supply Co. 1                                                     122,300        5,811,696
                                                                                   ---------------
                                                                                       69,706,514
--------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.5%
Polo Ralph Lauren Corp., Cl. A                                           294,200       26,286,770
--------------------------------------------------------------------------------------------------
ENERGY--5.9%
--------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.6%
Cameron International Corp. 1                                            132,000       10,296,000
--------------------------------------------------------------------------------------------------
Smith International, Inc.                                                270,300       16,599,123
                                                                                   ---------------
                                                                                       26,895,123
--------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--3.3%
Murphy Oil Corp.                                                         269,600       16,725,984
--------------------------------------------------------------------------------------------------
Range Resources Corp.                                                    490,800       18,228,312
                                                                                   ---------------
                                                                                       34,954,296
--------------------------------------------------------------------------------------------------
FINANCIALS--14.3%
--------------------------------------------------------------------------------------------------
CAPITAL MARKETS--5.1%
Affiliated Managers Group, Inc. 1                                        184,000       20,792,000
--------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                                             83,800       10,158,236
--------------------------------------------------------------------------------------------------
Fortress Investment Group LLC, Cl. A                                     478,890        9,084,543
--------------------------------------------------------------------------------------------------
Jefferies Group, Inc.                                                    294,100        7,726,007
--------------------------------------------------------------------------------------------------
MF Global Ltd.                                                           248,500        6,195,105
                                                                                   ---------------
                                                                                       53,955,891
--------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.3%
East West Bancorp, Inc.                                                  381,500       13,985,790
--------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.7%
CME Group, Inc.                                                           12,900        7,127,250
--------------------------------------------------------------------------------------------------
INSURANCE--2.8%
AMBAC Financial Group, Inc.                                              163,500       10,979,025
--------------------------------------------------------------------------------------------------
Philadelphia Consolidated Holding Co. 1                                  500,500       18,088,070
                                                                                   ---------------
                                                                                       29,067,095
--------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--0.8%
Boston Properties, Inc.                                                   91,000        8,598,590
--------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--3.6%
CB Richard Ellis Group, Inc., Cl. A 1                                    520,300       18,168,876
--------------------------------------------------------------------------------------------------
Jones Lang LaSalle, Inc.                                                 175,000       19,211,500
                                                                                   ---------------
                                                                                       37,380,376


                           1 | OPPENHEIMER MIDCAP FUND

Oppenheimer MidCap Fund

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------

                                                                          SHARES            VALUE
--------------------------------------------------------------------------------------------------
HEALTH CARE--16.9%
--------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.7%
Bard (C.R.), Inc.                                                        313,200   $   24,576,804
--------------------------------------------------------------------------------------------------
IDEXX Laboratories, Inc. 1                                               229,900       23,049,774
--------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                                            39,352        1,605,562
                                                                                   ---------------
                                                                                       49,232,140
--------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.8%
Coventry Health Care, Inc. 1                                             502,925       28,068,244
--------------------------------------------------------------------------------------------------
Laboratory Corp. of America Holdings 1                                    57,000        4,209,450
--------------------------------------------------------------------------------------------------
Schein (Henry), Inc. 1                                                   248,100       13,481,754
--------------------------------------------------------------------------------------------------
VCA Antech, Inc. 1                                                       154,400        6,074,096
--------------------------------------------------------------------------------------------------
WellCare Health Plans, Inc. 1                                             94,300        9,548,818
                                                                                   ---------------
                                                                                       61,382,362
--------------------------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--2.2%
Cerner Corp. 1                                                           439,400       23,231,078
--------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--3.3%
Covance, Inc. 1                                                          488,700       34,487,559
--------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.9%
Shire Pharmaceuticals Group plc, ADR                                     131,000        9,666,490
--------------------------------------------------------------------------------------------------
INDUSTRIALS--14.4%
--------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.1%
Rockwell Collins, Inc.                                                   310,200       21,310,740
--------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--1.5%
C.H. Robinson Worldwide, Inc.                                            173,600        8,445,640
--------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.                             167,800        7,497,304
                                                                                   ---------------
                                                                                       15,942,944
--------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--4.1%
Corrections Corp. of America 1                                           121,600        3,508,160
--------------------------------------------------------------------------------------------------
Dun & Bradstreet Corp.                                                   119,600       11,692,096
--------------------------------------------------------------------------------------------------
Robert Half International, Inc.                                          232,500        7,902,675
--------------------------------------------------------------------------------------------------
Stericycle, Inc. 1                                                       422,400       20,249,856
                                                                                   ---------------
                                                                                       43,352,787
--------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.8%
Rockwell Automation, Inc.                                                123,500        8,643,765
--------------------------------------------------------------------------------------------------
MACHINERY--3.1%
Joy Global, Inc.                                                         406,000       20,092,940
--------------------------------------------------------------------------------------------------
Oshkosh Truck Corp.                                                      217,400       12,446,150
                                                                                   ---------------
                                                                                       32,539,090
--------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--2.8%
Fastenal Co.                                                             645,000       29,070,150
--------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--25.6%
--------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.7%
Research in Motion Ltd. 1                                                 33,100        7,083,400
--------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.3%
Network Appliance, Inc. 1                                                473,000       13,404,820
--------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--4.0%
Agilent Technologies, Inc. 1                                             286,100       10,914,715
--------------------------------------------------------------------------------------------------


                           2 | OPPENHEIMER MIDCAP FUND

Oppenheimer MidCap Fund

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------

                                                                          SHARES            VALUE
--------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
--------------------------------------------------------------------------------------------------
Amphenol Corp., Cl. A                                                    345,900   $   11,850,534
--------------------------------------------------------------------------------------------------
Trimble Navigation Ltd. 1                                                605,000       19,983,150
                                                                                   ---------------
                                                                                       42,748,399
--------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.7%
Digital River, Inc. 1                                                    391,500       17,621,415
--------------------------------------------------------------------------------------------------
IT SERVICES--5.4%
Cognizant Technology Solutions Corp. 1                                   152,900       12,381,842
--------------------------------------------------------------------------------------------------
Fidelity National Information Services, Inc.                              72,000        3,573,360
--------------------------------------------------------------------------------------------------
Fiserv, Inc. 1                                                           176,100        8,702,862
--------------------------------------------------------------------------------------------------
SAIC, Inc. 1                                                             894,600       14,993,496
--------------------------------------------------------------------------------------------------
VeriFone Holdings, Inc. 1                                                479,400       17,454,954
                                                                                   ---------------
                                                                                       57,106,514
--------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.9%
FormFactor, Inc. 1                                                       333,900       12,818,421
--------------------------------------------------------------------------------------------------
Microchip Technology, Inc.                                               694,500       25,217,295
--------------------------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc. 1                         64,050        3,010,350
                                                                                   ---------------
                                                                                       41,046,066
--------------------------------------------------------------------------------------------------
SOFTWARE--8.6%
Activision, Inc. 1                                                       430,600        7,367,566
--------------------------------------------------------------------------------------------------
Amdocs Ltd. 1                                                            614,600       22,242,374
--------------------------------------------------------------------------------------------------
Ansys, Inc. 1                                                            283,800        7,390,152
--------------------------------------------------------------------------------------------------
Autodesk, Inc. 1                                                         270,400       11,456,848
--------------------------------------------------------------------------------------------------
Citrix Systems, Inc. 1                                                   317,700       11,491,209
--------------------------------------------------------------------------------------------------
FactSet Research Systems, Inc.                                           352,350       23,251,577
--------------------------------------------------------------------------------------------------
Salesforce.com, Inc. 1                                                   186,100        7,231,846
                                                                                   ---------------
                                                                                       90,431,572
--------------------------------------------------------------------------------------------------
MATERIALS--5.7%
--------------------------------------------------------------------------------------------------
CHEMICALS--3.6%
Ecolab, Inc.                                                             613,300       25,826,063
--------------------------------------------------------------------------------------------------
Sigma-Aldrich Corp.                                                      268,700       12,177,484
                                                                                   ---------------
                                                                                       38,003,547
--------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.7%
Vulcan Materials Co.                                                      81,000        7,753,320
--------------------------------------------------------------------------------------------------
METALS & MINING--1.4%
Allegheny Technologies, Inc.                                              54,700        5,739,671
--------------------------------------------------------------------------------------------------
Titanium Metals Corp. 1                                                  249,400        8,334,948
                                                                                   ---------------
                                                                                       14,074,619
--------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.0%
--------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--3.0%

Crown Castle International Corp. 1                                       445,400       16,145,750
--------------------------------------------------------------------------------------------------
NII Holdings, Inc. 1                                                     181,800       15,274,836
                                                                                   ---------------
                                                                                       31,420,586


                           3 | OPPENHEIMER MIDCAP FUND

Oppenheimer MidCap Fund

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                          SHARES            VALUE
--------------------------------------------------------------------------------------------------
UTILITIES--0.7%
--------------------------------------------------------------------------------------------------
GAS UTILITIES--0.7%
Questar Corp.                                                            149,300        7,687,455
                                                                                   ---------------
Total Common Stocks (Cost $937,459,334)                                             1,046,848,162

--------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--0.3%
--------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.28% 2,3
(Cost $2,620,521)                                                      2,620,521   $    2,620,521
--------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $940,079,855)                             99.9%   1,049,468,683
--------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                              0.1        1,292,998

                                                                       ---------------------------
Net Assets                                                                 100.0%  $1,050,761,681
                                                                       ===========================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Rate shown is the 7-day yield as of July 31, 2007.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                    SHARES         GROSS          GROSS          SHARES
                                                          OCTOBER 31, 2006     ADDITIONS     REDUCTIONS   JULY 31, 2007
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E              15,374,147   337,665,671    350,419,297       2,620,521

                                                                                                               DIVIDEND
                                                                                                  VALUE          INCOME
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                         $  2,620,521   $     712,927

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-


                           4 | OPPENHEIMER MIDCAP FUND

Oppenheimer MidCap Fund

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities            $ 940,136,082
                                          ==============

Gross unrealized appreciation             $ 140,688,507
Gross unrealized depreciation               (31,355,906)
                                          --------------
Net unrealized appreciation               $ 109,332,601
                                          ==============


                           5 | OPPENHEIMER MIDCAP FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2007, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer MidCap Fund

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: 09/13/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: 09/13/2007

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: 09/13/2007